Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	February 2015
Distribution Date	3/16/2015
Transaction Month	13
30/360 Days	30
Actual/360 Days	27

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:	$1,148,453,622.72

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%	February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%	January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%	July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%	August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%	August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%	August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%	July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$201,225,332.48	0.5513023	$175,565,015.92	0.4810000	$25,660,316.56
Class A-3 Notes	$348,000,000.00	1.0000000	$348,000,000.00	1.0000000	$-
Class A-4 Notes	$115,890,000.00	1.0000000	$115,890,000.00	1.0000000	$-
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$742,065,332.48	0.6510259	$716,405,015.92	0.6285137	$25,660,316.56

Weighted Avg. Coupon (WAC)	3.27%		3.26%
Weighted Avg. Remaining Maturity (WARM)	48.09		47.16
Pool Receivables Balance	$787,655,870.91		$760,791,581.31
Remaining Number of Receivables	51,997		51,271

Adjusted Pool Balance	$759,292,136.82		$733,631,820.26

III. COLLECTIONS

Principal:
Principal Collections	$25,808,468.19
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$586,722.94
Total Principal Collections	$26,395,191.13

Interest:
Interest Collections	$2,071,809.54
Late Fees & Other Charges	$43,733.26
Interest on Repurchase Principal	$-
Total Interest Collections	$2,115,542.80

Collection Account Interest	$1,561.50
Reserve Account Interest	$172.28
Servicer Advances	$-

Total Collections	$28,512,467.71

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	February 2015
Distribution Date	3/16/2015
Transaction Month	13
30/360 Days	30
Actual/360 Days	27

IV. DISTRIBUTIONS

Total Collections	$28,512,467.71
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$28,512,467.71

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$656,379.89		$656,379.89	$656,379.89
Collection Account Interest					$1,561.50
Late Fees & Other Charges					$43,733.26
Total due to Servicer					$701,674.65

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$77,136.38		$77,136.38
Class A-3 Notes		$229,100.00		$229,100.00
Class A-4 Notes		$127,479.00		$127,479.00

Total Class A interest:		$433,715.38		$433,715.38	$433,715.38

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

Available Funds Remaining:					$27,241,800.68

9. Regular Principal Distribution Amount:					$25,660,316.56

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$25,660,316.56
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$25,660,316.56	$25,660,316.56
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$25,660,316.56	$25,660,316.56

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			1,581,484.12

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$28,363,734.09
Beginning Period Amount	$28,363,734.09
Current Period Amortization	$1,203,973.04
Ending Period Required Amount	$27,159,761.05
Ending Period Amount	$27,159,761.05
Next Distribution Date Amount	$25,981,762.01

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.27%	2.35%	2.35%

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	February 2015
Distribution Date	3/16/2015
Transaction Month	13
30/360 Days	30
Actual/360 Days	27

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.11%	50,815	98.83%	$751,898,901.84
30 - 60 Days	0.67%	345	0.90%	$6,824,110.17
61 - 90 Days	0.18%	93	0.23%	$1,756,099.15
91 + Days	0.04%	18	0.04%	$312,470.15
		51,271		$760,791,581.31
Total
Delinquent Receivables 61 + days past due	0.22%	111	0.27%	$2,068,569.30
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.23%	119	0.30%	$2,378,990.09
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.23%	124	0.30%	$2,479,456.12
Three-Month Average Delinquency Ratio	0.23%		0.29%

Repossession in Current Period		35		$726,549.32
Repossession Inventory		98		$591,932.58

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,055,821.41
Recoveries				$(586,722.94)
Net Charge-offs for Current Period				$469,098.47

Beginning Pool Balance for Current Period				$787,655,870.91

Net Loss Ratio				0.71%
Net Loss Ratio for 1st Preceding Collection Period				0.58%
Net Loss Ratio for 2nd Preceding Collection Period				0.44%
Three-Month Average Net Loss Ratio for Current Period				0.58%

Cumulative Net Losses for All Periods				$6,790,830.76
Cumulative Net Losses as a % of Initial Pool Balance				0.57%

Principal Balance of Extensions				$2,579,400.22
Number of Extensions				120